Financial investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 458,537	R$ 423,418
Current investments	315,901	404,113
Non current investments	142,636	19,305
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Total investments	R$ 281,005	267,842
Local Currency [Member] | Automatic Applications [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate equivalent	10.0% of CDI
Total investments	R$ 57,687
Local Currency [Member] | Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate equivalent	99.9% of CDI
Total investments	R$ 1,871	3,880
Local Currency [Member] | Private Bonds [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate equivalent	98.2% of CDI
Total investments	R$ 211,420	253,386
Local Currency [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Weighted average rate equivalent	80.8% of CDI
Total investments	R$ 10,027	10,576
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total investments	177,532	155,576
Foreign Currency [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Total investments	R$ 177,532	R$ 155,576
Weighted average rate equivalent, Foreign currency	26.45%